UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2009

Date of reporting period:  July 31, 2009

Item 1.  Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2009

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,3]	7.875%	3/1/2004	$1,000,000	$959,352	$480,000
LEHMAN BROS HLDGS INC NIKKEI	[2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	[2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
SUN MICROSYSTEMS SR NOTES		7.650%	8/5/2009	500,000	499,852	500,000
AUSTRALIA GOVT BOND		7.500%	9/15/2009	984,960	986,539	1,002,978
COOPER TIRE & RUBBER COMPANY		7.750%	12/15/2009	500,000	500,000	498,750
NEXTEL COMMUNICATIONS INC		5.250%	1/15/2010	500,000	496,935	496,250
LEHMAN BROS MEDIUM TERM	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY INC		2.500%	5/15/2011	250,000	214,078	236,875
MINEFINDERS CORP		4.500%	12/15/2011	250,000	233,306	199,513
AK STEEL		7.750%	5/15/2012	500,000	427,107	500,000
NII HOLDINGS INC		2.750%	8/15/2025	500,000	460,613	478,125

TOTAL INVESTMENTS IN FIXED INCOME				$11,484,960	$11,277,782	$4,392,491	4.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2009

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
US TREASURY BILLS	[3]	0.000%	8/27/2009	$875,000	$874,959	$875,000
US TREASURY BILLS	[3]	0.000%	9/24/2009	7,806,000	7,803,730	7,803,561
US TREASURY BILLS	[3]	0.000%	10/22/2009	1,175,000	1,174,042	1,174,633
US TREASURY BILLS	[3]	0.000%	10/29/2009	1,250,000	1,249,320	1,249,609

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS				$11,106,000	$11,102,051	$11,102,803	10.85%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME FUND	50,000.00	$239,815	$292,000
AUSTRALIA CURRENCY SHARES	1,000.00	77,945	83,820
CALAMOS CONVERTIBLE & HIGH INCOME FUND COM	25,000.00	240,765	273,000
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	332,400
FIDELITY US BOND INDEX	192,678.23	2,000,000	2,117,534
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	191,664
GABELLI CONVERTIBLE & INCOME SECURITIES FUND INC	32,600.00	203,772	170,824
HARBOR BOND FUND INSTITUTIONAL CLASS	87,796.31	1,000,000	1,061,457
ING PRIME RATE TRUST	50,000.00	187,925	226,000
ISHARES BARCLAY TIPS BOND	10,000.00	983,091	1,013,400
ISHARES BARCLAYS 20+ YR TREAS BOND FUND	5,000.00	523,149	474,050
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	7,500.00	719,785	783,450
ISHARES IBOXX HIGH YIELD C	10,000.00	813,050	844,500
JANUS TRITON FUND J SHARES	14,111.01	150,000	156,773
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	159,550
LOOMIS SAYLES BOND RETAIL FUND	10,035.68	112,500	123,238
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,358	141,250
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	10,582.01	100,000	113,545
PIMCO TOTAL RETURN FUND INSTITUTIONAL CLASS	488,758.55	5,000,000	5,195,503
SPDR DB INTL. GOVT. INFLATION-PROTECTED BOND FUND	10,000.00	495,750	541,900
TEMPLETON GLOBAL INCOME FUND COM	25,000.00	199,625	221,500
VAN KAMPEN SENIOR INCOME TRUST	50,000.00	140,820	179,500
VANGUARD INTERMEDIATE-TERM INVESTMENT GRADE	274,750.29	2,300,000	2,574,410
VANGUARD GNMA FUND - ADMIRAL SHARES	46,904.36	500,000	500,470
VANGUARD HIGH YIELD CORPORATE FUND	101,579.29	500,000	523,133
WISDOMTREE DREYFUS CHINESE YUAN FUND	10,000.00	251,651	254,168
TOTAL BOND MUTUAL FUNDS		17,526,653	18,549,040	18.13%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Value
ISHARES INC MSCI CANADA INDEX	10,000.00	202,749	242,000	0.24%

Diversified Emerging Markets
ISHARES MSCI BRIC INDEX	2,000.00	76,710	77,300
ISHARES TR MSCI EMERG MARKET	5,000.00	162,695	178,900
WISDOMTREE EMERGING MARKETS SMALL CAP DIV	15,000.00	424,185	561,600
		663,590	817,800	0.80%

Diversified Asia Pacific
ISHARES MSCI EX-JAPAN	10,000.00	297,900	356,900
ISHARES TR FTSE/XINHUA CHINA 25 INDEX	15,000.00	474,741	627,900
		772,641	984,800	0.96%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX	25,000.00	273,430	383,500	0.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS (Continued):
Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		10,000.00	507,287	576,000	0.56%

TOTAL INTERNATIONAL EQUITIES			2,419,697	3,004,100	2.94%

SPECIALTY FUNDS
Energy
UNITED STATES NATURAL GAS	[3]	50,000.00	722,470	643,500
US OIL FUND ETF	[3]	15,000.00	544,341	552,150
			1,266,811	1,195,650	1.17%

Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	321,200	0.31%

Real Estate
COHEN & STEERS REIT & PREFERRED INCOME FUND		15,000.00	102,854	123,152
SPDR S&P HOMEBUILDERS ETF		20,000.00	350,816	285,800
			453,670	408,952	0.40%

Health
ISHARES DJ US PHARMACEUTICALS		3,000.00	158,105	144,330	0.14%

Precious Metals
ISHARES SILVER TRUST	[3]	75,000.00	1,030,375	1,027,500
MARKET VECTORS GOLD MINERS	[3]	25,000.00	934,760	994,125
SPDR GOLD TRUST	[3]	10,000.00	965,449	933,500
			2,930,584	2,955,125	2.89%

World Allocation
IVY ASSET STRATEGY FUND I		72,445.42	1,979,197	1,488,753	1.46%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND		311,478.07	5,000,000	4,108,396	4.02%

Commodities
DB COMMODITY INDEX TRACKING		15,000.00	341,084	345,600	0.34%

TOTAL SPECIALTY FUNDS			12,492,988	10,968,006	10.72%

TOTAL STOCK MUTUAL FUNDS			14,912,684	13,972,106	13.66%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$32,439,337	$32,521,146	31.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2009

Company Name		Cost	Market Value	Percent of Net Assets

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES, LP	[2]	$2,000,000	$2,212,514
INSTITUTIONAL BENCHMARKS, CONVERTIBLE HEDGE SERIES	[2]	1,475,886	1,021,024
JMG CAPITAL PARTNERS LP	[2]	487,814	1,092,287
LMC COMPASS FUND, LP	[2]	1,500,000	1,767,103
RD LEGAL FUNDING PARTNERS, LP	[2]	1,000,000	1,128,252
RYE SELECT BROAD MARKET FUND	[2,3]	1,500,000	-
STARK INVESTMENTS LP	[2]	1,000,000	2,315,064
STARK STRUCTURED ONSHORE FINANCE FUND LP	[2]	1,000,000	759,878
WALNUT INVESTMENT PARTNERS LP	[2]	235,567	125,639
TOTAL LIMITED PARTNERSHIPS		10,199,267	10,421,761	10.19%

WARRANTS:
CREDIT SUISSE 24-MONTH COMMODITY CURRENCY BASKET	[3]	58,400	251
CREDIT SUISSE 24-MONTH GULF CURRENTY BASKET	[3]	152,400	187
TOTAL WARRANTS		210,800	438	0.00%

TOTAL OTHER INVESTMENTS		$10,410,067	$10,422,199	10.19%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	25,000.00	GARMIN LTD ORD		$573,649	$691,500
	172,000.00	HEAD N V NY REGISTRY SH	[3]	345,561	34,400
	15,000.00	NINTENDO	[3]	517,275	504,032
				1,436,485	1,229,932	1.20%

Media	11,600.00	NEWS CORP CL B		166,905	139,432	0.14%

Automobiles & Components	500.00	TOYOTA MTR CP ADS		42,189	42,090	0.04%

TOTAL CONSUMER DISCRETIONARY				1,645,578	1,411,454	1.38%

CONSUMER STAPLES
Food & Staples Retailing	700.00	COSTCO COMPANIES INC COM		46,474	34,650
	5,000.00	WAL MART STORES INC COM		253,174	249,400
				299,648	284,050	0.28%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC		172,750	175,300
	10,000.00	CAL-MAINE FOODS, INC		242,843	294,300
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	586,372
	2,500.00	GENERAL MLS INC COM		169,738	147,275
	5,000.00	LORILLARD INC		323,175	368,600
	8,150.00	NESTLE S A SPONSORED ADR		308,331	333,042
	4,000.00	PEPSICO INC COM		286,163	227,000
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	699,000
				2,717,395	2,830,889	2.77%

Household & Personal Products	6,000.00	PROCTER & GAMBLE CO COM		391,831	333,060	0.33%

TOTAL CONSUMER STAPLES				3,408,875	3,447,999	3.37%

ENERGY	1,000.00	APACHE CORP COM		77,037	83,950
	14,900.00	BP PLC SPONSORED ADR		707,456	745,596
	3,500.00	BP PRUDHOE BAY ROYALTY TRU		307,620	238,420
	700.00	CNOOC LTD ADS		88,196	93,331
	9,000.00	CPFL ENERGIA		433,927	473,310
	1,000.00	DEVON ENERGY CORP NEW COM		105,231	58,090
	3,500.00	DIAMOND OFFSHORE DRILL COM		311,406	314,545
	1,000.00	ENBRIDGE ENERGY PARTNERS		43,814	46,630
	3,000.00	ENCANA CORP COM		153,334	160,950
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	306,810
	8,500.00	ENERGY TRANSFER PRTNRS UNI		365,683	392,105
	6,000.00	ENTERPRISE PRODS PARTN COM		150,843	168,600
	6,004.00	EXXON MOBIL CORP COM		453,624	422,622
	12,000.00	KINDER MORGAN ENERGY UT LT	[3]	618,870	636,960
	168.00	KINDER MORGAN MANAGEMENT L	[3]	7,927	7,893
	27,997.00	KINDER MORGAN MGMT FRACTIO		13	13
	40,000.00	LINN ENERGY LLC		667,048	895,600
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	281,000

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets
ENERY (Continued)	4,000.00	NATIONAL OILWELL VARCO COM	[3]	147,660	143,760
	3,000.00	ONEOK PARTNERS LP		155,009	152,910
	6,000.00	PENGROWTH ENERGY TR TR UNI		96,129	49,380
	16,000.00	PENN WEST ENERGY TR TR UNI		317,839	209,120
	12,000.00	PETROLEO BRASILEIRO SA SPO		463,340	494,880
	5,000.00	PLAINS ALL AMERICAN PIPELI		245,274	241,800
	3,000.00	SAN JUAN BASIN ROYALTY TRU		91,906	40,020
	50.00	SASOL		2,275	1,786
	6,100.00	TEPPCO PARTNERS L P UT LTD		145,574	208,559
	10,000.00	TOTAL FINA S A SPONSORED A		505,647	556,500
	8,409.00	UNITED UTILITIES GROUP SPO		270,707	125,677
	5,750.00	WILLIAMS PIPELINE PRTNR LP		101,968	107,353
TOTAL ENERGY				7,443,786	7,658,169	7.49%

FINANCIALS
Banks	14,400.00	BANK OF AMERICA CORP COM		547,651	212,976
	50,000.00	BLADEX - BANCO LATIN AMERI		562,990	643,500
				1,110,640	856,476	0.84%

Diversified Financials	13,200.00	ALLIANCE BERNSTEIN HLDG UN		549,292	272,448
	500.00	CME GROUP		121,988	139,415
	4,700.00	FRANKLIN RESOURCES INC		429,934	416,796
	4,000.00	NYSE EURONEXT		110,780	107,800
				1,211,993	936,459	0.92%

Insurance	2.00	BERKSHIRE HATHAWAY A	[3]	218,700	194,000
	11,200.00	MARSH & MCLENNAN COS COM		303,217	228,704
				521,917	422,704	0.41%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	245,000
	2,000.00	VENTAS INC		61,693	70,600
				431,696	315,600	0.31%

Financial	13,700.00	LEGG MASON		559,607	385,518	0.38%

TOTAL FINANCIALS				3,835,852	2,916,757	2.85%

HEALTH CARE
Health Care Equipment & Services	3,501.00	AMEDISYS INC COM	[3]	185,205	156,530
	200.00	CIGNA CORP COM		6,872	5,680
	2,000.00	COVIDIEN PLC		109,285	75,620
	1,000.00	CRYOLIFE INC.	[3]	15,192	5,080
	250.00	LABORATORY CORP AMER HLDGS	[3]	17,105	16,798
	2,900.00	MEDTRONIC INC COM		156,441	102,718
	4,000.00	QUEST DIAGNOSTICS INC COM		204,139	218,480
	15,000.00	UNITEDHEALTH GROUP INC COM		429,975	420,900
	2,000.00	VARIAN MEDICAL SYSTEMS	[3]	63,452	70,540
				1,187,666	1,072,345	1.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets
Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM	[3]	293,069	342,705
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	326,100
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	382,900
	9,000.00	JOHNSON & JOHNSON COM		548,831	548,010
	25,000.00	MERCK & CO INC COM		805,136	750,250
	3,000.00	PDL BIOPHARMA INC COM		30,543	24,720
	52,500.00	PFIZER INC COM		1,082,477	836,325
	20,000.00	WYETH COM		867,118	931,000
				4,303,878	4,142,010	4.05%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG SPON		110,365	91,780	0.09%

TOTAL HEALTH CARE				5,601,908	5,306,135	5.19%

INDUSTRIALS
Capital Goods	5,000.00	3M COMPANY		412,920	352,600
	7,500.00	CATERPILLAR INC DEL COM		368,685	330,450
	7,500.00	DEERE & CO COM		425,212	328,050
	6,400.00	EMERSON ELEC CO COM		259,662	232,832
	28,200.00	GENERAL ELEC CO COM		742,645	377,880
	1,000.00	SIEMENS A G SPONSORED ADR		72,075	79,480
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	199,710
	3,000.00	WATTS WATER TECHNOLOGIES		82,507	79,020
				2,532,049	1,980,022	1.94%

Commercial Services & Supplies	3,000.00	AMERICAN ECOLOGY CORP		96,549	48,990
	250.00	STERICYCLE INC COM	[3]	12,177	12,800
				108,727	61,790	0.06%

Transportation	5,000.00	GUANGSHEN RAILWAY CO		112,023	121,400
	200.00	NORFOLK SOUTHERN CORP COM		12,103	8,650
				124,126	130,050	0.13%

TOTAL INDUSTRIALS				2,764,901	2,171,862	2.12%

INFORMATION TECHNOLOGY
Software & Services	34,500.00	MICROSOFT CORP COM		850,518	811,440
	7,000.00	ORACLE CORP COM		148,921	154,910
	10,000.00	UNITED ONLINE INC COM		114,228	91,800
				1,113,667	1,058,150	1.03%

Technology Hardware & Equipment	2,500.00	APPLE COMPUTER INC COM	[3]	295,199	408,475
	14,500.00	CISCO SYS INC COM	[3]	287,687	319,145
	1,300.00	L-3 COMMUNICATNS HLDGS COM		137,210	98,150
	6,000.00	RESEARCH IN MOTION LTD COM	[3]	407,913	455,940
	100,000.00	SUN MICROSYSTEMS INC COM	[3]	913,250	917,000
	18,000.00	TYCO ELECTRONICS		591,002	386,460
	6,000.00	WESTERN DIGITAL CORP COM	[3]	158,078	181,500
				2,790,339	2,766,670	2.70%

Semiconductors &	13,000.00	INTEL CORP COM		217,275	250,250
Semiconductor Equipment	25,000.00	TAIWAN SEMICONDUCTOR SPONS		264,100	261,750
				481,375	512,000	0.50%

TOTAL INFORMATION TECHNOLOGY				4,385,381	4,336,820	4.24%

MATERIALS	10,000.00	ARCELOR MITTAL		340,458	360,400
	4,000.00	BHP BILLITON LTD SPONSORED		215,585	251,840
	110.00	BROOKFIELD INFRASTRUCTURE		2,310	1,464
	2,000.00	CAMECO CORP COM		52,070	55,300
	26,000.00	CEMEX S A SPON ADR 5 ORD	[3]	243,518	244,140
	1,000.00	CF INDUSTRIES HOLDINGS, IN		71,800	78,940
	2,000.00	MARTIN MARIETTA MATLS COM		161,990	172,140
TOTAL MATERIALS				1,087,730	1,164,224	1.14%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		87,426	86,020
	1,200.00	BRASIL TELECOM		90,830	50,772
	30,000.00	BT GROUP		589,198	632,400
	16,500.00	CHINA MOBILE HONG KONG SPO		810,205	865,755
	3,000.00	DISH NETWORK	[3]	47,507	50,850
	15,000.00	FRANCE TELECOM SPONSORED A		390,091	381,450
	15,000.00	PARTNER COMMUNICATIONS		233,861	282,900
	25,000.00	QWEST COMMUNICATIONS COM		111,375	96,500
	500.00	SK TELECOM LTD SPONSORED A		9,648	8,415
	5,688.00	TELECOM CP NEW ZEALAND SPO		82,004	52,955
	18,500.00	TELECOMUNCA DE SAO PAU SPO		418,772	428,830
	2,000.00	TELEFONICA S A SPONSORED A		118,089	149,280
	3,000.00	VERIZON COMMUNICATIONS COM		97,215	96,210
	10,000.00	WINDSTREAM CORP COM		136,850	87,700
TOTAL TELECOMMUNICATION SERVICES				3,223,070	3,270,037	3.20%

UTILITIES	15,000.00	COMPANHIA DE SANEAMENTO SP	[3]	476,428	505,650
	37,500.00	DUKE ENERGY CORP COM		566,469	580,500
	1,500.00	ENTERGY CORP NEW COM		111,577	120,495
	4,000.00	PROGRESS ENERGY		151,264	157,760
	9,500.00	SOUTHERN CO COM		326,330	298,300
TOTAL UTILITIES				1,632,068	1,662,705	1.63%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.		509,232	537,643	0.53%

TOTAL INVESTMENTS IN COMMON STOCKS				$35,538,381	$33,883,805	33.12%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
POWERSHARES QQQ CALL OPTION, $30 EXP 10/17/09	[3]	100	$99,001	$98,800
SUN MICROSYSTEMS CALL OPTION, $8.00 EXP 10/17/09	[3]	500	71,500	63,500
TOTAL INVESTMENTS IN CALL OPTIONS			$170,501	$162,300	0.16%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
July 31, 2009

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
COMCAST CORP 7% PFD		10,000	$228,661	$239,200
FREEPORT-MCMORAN COPPER & GOLD PFD	[3]	2,500	224,823	229,875
LEARNINGSTATION.COM	[2,3]	1,224,661	500,000	-
RAM REINSURANCE 0.00% PFD	[3]	10	1,001,109	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$1,954,593	$469,075	0.46%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
July 31, 2009

Industries	Company Name	Cost	Market Value	Percent of Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$10,008,117	$10,008,117	9.78%

TOTAL INVESTMENTS - MARKET VALUE			$102,490,200	100.19%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(197,205)	-0.19%

TOTAL NET ASSETS			$102,292,995	100.00%

1 In default
2 Market value determined by the Fund's Board of Directors
3 Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

LIABILITIES:
CALL OPTIONS:
APACHE CORP CALL OPTION $85 EXP 10/17/09	[3]	(10.00)	$(2,530)	$(5,000)
APPLE COMPUTER CALL OPTION $155 EXP 8/22/09	[3]	(10.00)	(2,920)	(10,000)
APPLE COMPUTER CALL OPTION $170 EXP 1/16/10	[3]	(10.00)	(6,930)	(12,600)
APPLE COMPUTER CALL OPTION $170 EXP 10/17/09	[3]	(5.00)	(1,935)	(3,375)
BHP BILLITON CALL OPTION $55 8/22/09	[3]	(20.00)	(6,560)	(17,200)
BHP BILLITON CALL OPTION $70 8/22/09	[3]	(15.00)	(2,820)	(750)
BP PLC SPONS ADR CALL OPTION $55 10/17/09	[3]	(50.00)	(4,450)	(2,750)
CAMECO CORP CALL OPTION $30 9/19/09	[3]	(20.00)	(2,060)	(1,700)
CATERPILLAR CALL OPTION $44 8/22/09	[3]	(20.00)	(3,000)	(3,840)
CHINA MOBILE CALL OPTION $50 9/19/09	[3]	(50.00)	(13,400)	(20,500)
CHINA MOBILE CALL OPTION $55 9/19/09	[3]	(50.00)	(7,400)	(9,250)
CHINA MOBILE CALL OPTION $60 9/19/09	[3]	(15.00)	(960)	(900)
CISCO SYSTEMS CALL OPTION $20 10/17/09	[3]	(15.00)	(1,590)	(3,990)
CISCO SYSTEMS CALL OPTION $24 10/17/09	[3]	(15.00)	(465)	(825)
CME GROUP CALL OPTION $250 9/19/09	[3]	(5.00)	(10,440)	(17,700)
CNOOC LTD CALL OPTION $140 9/19/09	[3]	(5.00)	(2,590)	(2,500)
CNOOC LTD CALL OPTION $150 9/19/09	[3]	(2.00)	(566)	(480)
COSTCO COMPANIES CALL OPTION $55 10/17/09	[3]	(7.00)	(308)	(455)
DB COMMODITY INDEX CALL OPTION $25 10/17/09	[3]	(100.00)	(4,399)	(5,000)
DEVON ENERGY CALL OPTION $65 10/17/09	[3]	(10.00)	(1,380)	(1,600)
DIAMOND OFFSHORE DRILLING CALL OPTION $100 9/19/09	[3]	(10.00)	(1,530)	(1,050)
DIAMOND OFFSHORE DRILLING CALL OPTION $90 9/19/09	[3]	(10.00)	(4,780)	(2,250)
DIAMOND OFFSHORE DRILLING CALL OPTION $98.125 8/22/09	[3]	(15.00)	(2,520)	(900)
DISH NETWORK CALL OPTION $19 9/19/09	[3]	(30.00)	(2,370)	(1,650)
DUKE ENERGY CALL OPTION $17.50 10/17/09	[3]	(50.00)	(950)	(250)
ENCANA CORP CALL OPTION $60 10/17/09	[3]	(20.00)	(3,860)	(2,500)
EXXON MOBIL CALL OPTION $80 10/17/09	[3]	(30.00)	(9,540)	(840)
EXXON MOBIL CALL OPTION $85 1/16/10	[3]	(10.00)	(9,530)	(550)
GENERAL ELECTRIC CALL OPTION $13 9/19/09	[3]	(25.00)	(2,425)	(2,425)
GENERAL ELECTRIC CALL OPTION $15 9/19/09	[3]	(25.00)	(1,150)	(575)
GENERAL ELECTRIC CALL OPTION $25 1/16/10	[3]	(50.00)	(12,942)	(250)
ISHARES SILVER CALL OPTION $15 10/17/09	[3]	(250.00)	(16,623)	(10,500)
ISHARES SILVER CALL OPTION $16 10/17/09	[3]	(250.00)	(11,313)	(6,250)
JOHNSON & JOHNSON CALL OPTION $60 10/17/09	[3]	(15.00)	(1,410)	(3,975)
KINDER MORGAN CALL OPTION $52.50 9/19/09	[3]	(70.00)	(4,830)	(12,880)
LABORATORY CORP CALL OPTION $65 8/22/09	[3]	(2.00)	(406)	(680)
LEGG MASON CALL OPTION $25 8/22/09	[3]	(80.00)	(5,919)	(24,800)
MARKET VECTORS CALL OPTION $45 12/19/09	[3]	(50.00)	(11,899)	(12,000)
MARKET VECTORS CALL OPTION $50 12/19/09	[3]	(50.00)	(6,150)	(6,750)
MARTIN MARIETTA CALL OPTION $85 10/17/09	[3]	(20.00)	(7,960)	(12,800)
MICROSOFT CORP CALL OPTION $22 10/17/09	[3]	(30.00)	(3,570)	(6,450)
MICROSOFT CORP CALL OPTION $26 10/17/09	[3]	(30.00)	(1,950)	(1,140)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS (Continued):
NATIONAL OILWELL VARCO CALL OPTION $40 11/21/09	[3]	(20.00)	(5,160)	(4,060)
NATIONAL OILWELL VARCO CALL OPTION $44 8/22/09	[3]	(10.00)	(2,130)	(150)
NORFOLK SOUTHERN CALL OPTION $40 9/19/09	[3]	(2.00)	(516)	(800)
NYSE EURONEXT CALL OPTION $33 9/19/09	[3]	(40.00)	(4,040)	(480)
PEPSICO CALL OPTION $57.50 10/17/09	[3]	(20.00)	(1,880)	(3,800)
PEPSICO CALL OPTION $60 10/17/09	[3]	(20.00)	(1,580)	(1,800)
PETROLEO BRASIL CALL OPTION $45 10/17/09	[3]	(20.00)	(3,860)	(3,500)
PFIZER INC CALL OPTION $17 9/19/09	[3]	(25.00)	(775)	(500)
PROCTER & GAMBLE CALL OPTION $60 10/17/09	[3]	(15.00)	(1,110)	(1,125)
PROCTER & GAMBLE CALL OPTION $75 1/16/10	[3]	(20.00)	(8,960)	(200)
QUEST DIAGNOSTICS CALL OPTION $55 8/22/09	[3]	(40.00)	(6,120)	(4,800)
RESEARCH IN MOTION CALL OPTION $50 1/16/10	[3]	(10.00)	(10,030)	(28,100)
RESEARCH IN MOTION CALL OPTION $85 8/22/09	[3]	(20.00)	(2,020)	(760)
SOUTHERN COMPANY CALL OPTION $35 8/22/09	[3]	(25.00)	(1,475)	(125)
SPDR GOLD TRUST CALL OPTION $100 10/17/09	[3]	(50.00)	(7,160)	(7,500)
TEPPCO PARTNERS CALL OPTION $30 10/17/09	[3]	(1.00)	(39)	(420)
TOYOTA MOTORS CALL OPTION $95 1/16/10	[3]	(5.00)	(990)	(1,025)
UNITEDHEALTH CALL OPTION $40 9/19/09	[3]	(50.00)	(5,150)	(250)
US NATURAL GAS CALL OPTION $18 10/17/09	[3]	(125.00)	(12,879)	(3,750)
US NATURAL GAS CALL OPTION $19 10/17/09	[3]	(250.00)	(25,123)	(6,250)
US NATURAL GAS CALL OPTION $20 10/17/09	[3]	(125.00)	(8,624)	(2,125)
US OIL FUND CALL OPTION $40 10/17/09	[3]	(100.00)	(13,304)	(16,500)
VENTAS INC CALL OPTION $35 8/22/09	[3]	(20.00)	(1,960)	(2,100)
WAL MART STORES CALL OPTION $55 9/19/09	[3]	(50.00)	(12,400)	(650)
WATTS WATER TECH CALL OPTION $22.50 9/19/09	[3]	(30.00)	(4,440)	(11,700)
WESTERN DIGITAL CALL OPTION $32 10/17/09	[3]	(20.00)	(2,460)	(3,000)
TOTAL CALL OPTIONS			(344,510)	(337,350)	-0.33%

PUT OPTIONS:
BOEING PUT OPTION $30 8/22/09	[3]	(50.00)	(15,400)	(100)
CME GROUP PUT OPTION $250 9/19/09	[3]	(10.00)	(15,280)	(7,550)
GENERAL DYNAMICS PUT OPTION $35 8/22/09	[3]	(50.00)	(16,400)	(250)
GOOGLE INC PUT OPTION $250 9/19/09	[3]	(2.00)	(3,081)	(10)
ISHARES BRAZIL FUND PUT OPTION $45 9/19/09	[3]	(150.00)	(25,198)	(5,250)
ISHARES MSCI EMERGING MKTS PUT OPTION $26 9/19/09	[3]	(200.00)	(17,097)	(2,600)
ISHARES MSCI EMERGING MKTS PUT OPTION $27 9/19/09	[3]	(200.00)	(21,398)	(3,400)
ISHARES MSCI EMERGING MKTS PUT OPTION $28 9/19/09	[3]	(200.00)	(26,598)	(4,600)
ISHARES FTXE/CHINA PUT OPTION $35 8/22/09	[3]	(100.00)	(13,299)	(1,600)
ISHARES MSCI JAPAN PUT OPTION $6 9/19/09	[3]	(750.00)	(18,750)	(3,750)
ISHARES MSCI JAPAN PUT OPTION $7 9/19/09	[3]	(750.00)	(38,625)	(3,750)
ISHARES SILVER TRUST PUT OPTION $10 10/17/09	[3]	(250.00)	(12,250)	(1,500)
MARKET VECTORS GOLD PUT OPTION $30 9/19/09	[3]	(350.00)	(25,222)	(3,500)
MARKET VECT GOLD PUT OPTION $32 9/19/09	[3]	(350.00)	(40,735)	(14,000)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

PUT OPTIONS (Continued):
NORTHROP GRUMMAN PUT OPTION $35 8/22/09	[3]	(50.00)	(15,400)	(250)
POWERSHARES QQQ PUT OPTION $25 9/19/09	[3]	(200.00)	(26,000)	(400)
POWERSHARES QQQ PUT OPTION $27 9/19/09	[3]	(200.00)	(36,800)	(800)
SUN MICROSYSTEMS PUT OPTION $6 10/17/09	[3]	(500.00)	(37,235)	(1,500)
UNITED STATES OIL PUT OPTION $20 10/17/09	[3]	(125.00)	(13,500)	(625)
UNITED STATES OIL PUT OPTION $25 10/17/09	[3]	(100.00)	(24,800)	(2,400)
US NATURAL GAS PUT OPTION $10 10/17/09	[3]	(500.00)	(26,996)	(20,000)
US NATURAL GAS PUT OPTION $12 10/17/09	[3]	(500.00)	(58,995)	(55,000)
WAL MART STORES PUT OPTION $40 9/19/09	[3]	(50.00)	(7,700)	(250)
WAL MART STORES PUT OPTION $45 9/19/09	[3]	(50.00)	(13,850)	(1,300)
			(550,609)	(134,385)	-0.13%

TOTAL CALL AND PUT OPTIONS			(895,118)	$(471,735)	-0.46%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2009

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2009

D. Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

E. Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H. Fair Value Measurements – The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on November 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2009

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009.

Valuation Inputs	Investments in Securities	Other Financial Instruments[a]
Level 1 – Quoted Prices	$91,530,797	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	10,959,404	-
Total	$102,490,201	-

The table below presents a reconciliation for the nine months ended July 31, 2009, for all Level 3 assets that are measured at fair value on a recurring basis.

For the Nine Months Ended July 31, 2009	Fair Value Measurement Using Significant Unobservable Inputs
Balance at October 31, 2008	$-
Transferred to Level 3	12,126,307
Purchases	2,000,000
Sales	(2,887,373)
Total realized and unrealized gains or losses	(279,530)
Balance at July 31, 2009	$10,959,404

___________________
a Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, future, forward contracts and swap contracts.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
July 31, 2009

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2009, were as follows:

Gross appreciation (excess of value over tax cost)	$6,307,771
Gross depreciation (excess of tax cost over value)	(15,823,282)
Net unrealized depreciation	$(9,515,511)
Cost of investments for income tax purposes	$112,005,711

4.	INVESTMENTS IN AFFILIATES

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock.  The Fund held at least five percent of the outstanding voting stock of the following company during the period ended July 31, 2009.

	Number of Shares Held	Amount of Equity In Net Profit And Loss	Dividends	Value at
Issuer	7/31/09	For the Period	(1)	7/31/09

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(66,736)	$-	$537,643

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures About Derivative Instruments and Hedging Activities.”  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities.  It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Fund believes that the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 18, 2009

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
September 18, 2009